Condensed Consolidated Statement of Deficiency (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Balance	$ (762,273)	$ (793,176)	$ (793,176)	$ (1,328,934)
Stock-based compensation	20,326		33,313	40,898
Issuance of common stock in settlement of amounts due to related parties	30,000		621,500
Issuance of common stock for cash	145,000		861,001	299,940
Issuance of issuable shares	0
Issuance of common stock in settlement of notes payable				514,049
Issuance of common stock for services	24,100		226,578	4,542,330
Settlement of consulting fees by Emax				147,000
Cash received from non-controlling member of subsidiary				3,330
Return of common stock and settlement of liabilities under settlement agreements			2,160,849
Issuance of common stock for cash received
Issuance of shares in settlement of litigation	67,200
Net loss	(468,389)	(54,495)	(3,872,337)	(5,011,789)
Balance	(944,036)		(762,273)	(793,176)
Common Stock [Member]
Balance	106,233	141,945	141,945	49,952
Balance, shares	1,062,336,084	1,419,453,962	1,419,453,962	499,521,084
Issuance of common stock in settlement of obligations of Emax Media, Inc. and Affiliates			20,840	60,827
Issuance of common stock in settlement of obligations of Emax Media, Inc. and Affiliates, shares			208,400,000	608,272,878
Retirement of shares previously issued as consideration for services provided to Emax Media, Inc. and Affiliates				(2,500)
Retirement of shares previously issued as consideration for services provided to Emax Media, Inc. and Affiliates, shares				(250,000,000)
Issuance of common stock in settlement of amounts due to related parties	750
Issuance of common stock in settlement of amounts due to related parties, Shares	7,500,000
Issuance of common stock for cash	4,303		7,257	4,280
Issuance of common stock for cash, shares	43,028,846		72,570,000	42,800,000
Issuance of issuable shares	10,322
Issuance of issuable shares, Shares	103,217,034
Issuance of common stock in settlement of notes payable				1,304
Issuance of common stock in settlement of notes payable, shares				13,035,000
Issuance of common stock for services	200		122	28,083
Issuance of common stock for services, shares	2,000,000		1,220,000	280,825,000
Return of common stock and settlement of liabilities under settlement agreements			(65,401)
Return of common stock and settlement of liabilities under settlement agreements, shares			(654,007,878)
Issuance of common stock for cash received			1,470
Issuance of common stock for cash received, Shares			14,700,000
Balance	121,808		106,233	141,945
Balance, shares	1,218,081,964		1,062,336,084	1,419,453,962
Common Stock To Be Issued [Member]
Balance	23,832	1,764	1,764
Balance, shares	238,317,017	17,642,017	17,642,017
Issuance of common stock in settlement of amounts due to related parties			6,250
Issuance of common stock in settlement of amounts due to related parties, Shares			62,500,000
Issuance of common stock for cash			14,288	1,764
Issuance of common stock for cash, shares			142,875,000	17,642,017
Issuance of issuable shares	(10,322)
Issuance of issuable shares, Shares	(103,217,017)
Issuance of common stock for services	100		3,000
Issuance of common stock for services, shares	1,000,000		30,000,000
Issuance of common stock for cash received			(1,470)
Issuance of common stock for cash received, Shares			(14,700,000)
Issuance of shares in settlement of litigation	800
Issuance of shares in settlement of litigation, Shares	8,000,000
Balance	14,410		23,832	1,764
Balance, shares	144,100,000		238,317,017	17,642,017
Additional Paid-In Capital [Member]
Balance	16,735,966	23,512,087	23,512,087	7,940,292
Issuance of common stock in settlement of obligations of Emax Media, Inc. and Affiliates			1,670,820	10,632,178
Stock-based compensation	20,326		33,313	40,898
Retirement of shares previously issued as consideration for services provided to Emax Media, Inc. and Affiliates				(572,500)
Issuance of common stock in settlement of amounts due to related parties	29,250		615,250
Issuance of common stock for cash	140,697		839,456	293,896
Issuance of common stock in settlement of notes payable				512,746
Issuance of common stock for services	23,800		223,456	4,514,248
Settlement of consulting fees by Emax				147,000
Cash received from non-controlling member of subsidiary				3,330
Return of common stock and settlement of liabilities under settlement agreements			(10,158,416)
Issuance of shares in settlement of litigation	66,400
Balance	17,016,439		16,735,966	23,512,087
Due From Emax, Inc. and Affiliates [Memeber]
Balance		(10,693,006)	(10,693,006)	(575,000)
Issuance of common stock in settlement of obligations of Emax Media, Inc. and Affiliates			(1,691,660)	(10,693,006)
Retirement of shares previously issued as consideration for services provided to Emax Media, Inc. and Affiliates				575,000
Return of common stock and settlement of liabilities under settlement agreements			12,384,666
Balance				(10,693,006)
Non-controlling Interest [Member]
Balance		(317,114)	(317,114)
Net loss			(3,298)	(317,114)
Balance	(320,412)		(320,412)	(317,114)
Accumulated Deficit [Member]
Balance	(17,307,892)	(13,438,853)	(13,438,853)	(8,744,178)
Net loss	(468,389)		(3,869,039)	(4,694,675)
Balance	$ (17,776,281)		$ (17,307,892)	$ (13,438,853)